Financial Risk Review - Schedule of Financial Instruments (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 TZS (Tsh)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 TZS (Tsh)
Disclosure of financial assets [line items]
Trade receivables	$ 262,334				$ 430,470
Trade and other payables	$ 6,026,354				$ 3,762,481
Foreign Currency Risk
Disclosure of financial assets [line items]
Cash in banks		£ 415,559	$ 859,405	Tsh 1,152,182,282		£ 168,532	$ 558,091	Tsh 853,939,035
Trade receivables			0				824,669
Prepaid expenses		80,774	271,503			84,966	200,448
Trade and other payables		£ 284,611	$ 171,645			£ 467,774	$ 1,486,944